SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONDENSED FINANCIAL STATEMENTS
Cost of revenues-Product sales	$ 1,415,662,022	$ 1,004,098,750	$ 841,325,640
Gross loss	103,262,967	(35,693,657)	96,053,144
Operating expenses(income):
Sales and marketing	65,752,530	33,646,350	17,232,686
General and administrative	55,632,109	50,881,639	38,549,922
Research and development	46,452,032	44,101,917	47,055,271
Other operating expense (income)	(45,885,044)	(1,655,426)	(18,327,201)
Total operating expenses	324,708,366	143,337,205	84,510,678
Income (loss) from operations	(221,445,399)	(179,030,862)	11,542,466
Non-operating (expense) income:
Interest income	8,443,153	7,118,250	7,862,339
Interest expense	(52,108,491)	(50,628,707)	(37,190,296)
Foreign exchange loss	(367,936)	1,385,622	6,612,305
Gains (losses) on derivative, net	633,964	(53,945)	(15,296,530)
Gains on repurchase of convertible notes			28,349,939
Fair value change of warrant liability	(3,202,500)
Loss before income taxes and equity in earnings of subsidiaries	(261,642,209)	(221,209,642)	(4,520,304)
Income tax benefit	2,722,715	(21,352,490)	4,851,479
Net income (loss) attributed to ReneSola Ltd.	(258,915,539)	(242,515,539)	332,964
RENESOLA LTD
CONDENSED FINANCIAL STATEMENTS
Cost of revenues-Product sales	111,732	68,930	156,416
Gross loss	(111,732)	(68,930)	(156,416)
Operating expenses(income):
Sales and marketing	63,095	152,697	169,033
General and administrative	4,071,692	4,785,160	5,794,283
Research and development	27,608	61,724	101,350
Other operating expense (income)	30	(78,288)	(148,221)
Total operating expenses	4,162,425	4,921,293	5,916,445
Income (loss) from operations	(4,274,157)	(4,990,223)	(6,072,861)
Non-operating (expense) income:
Interest income	440	28,223	917,376
Interest expense	(6,005,030)	(6,734,000)	(6,633,937)
Foreign exchange loss	905	(147)	(766)
Gains (losses) on derivative, net	(1,045,925)	(2,093,974)	(20,254,867)
Gains on repurchase of convertible notes			28,349,939
Fair value change of warrant liability	(3,202,500)
Loss before income taxes and equity in earnings of subsidiaries	(8,121,267)	(13,790,121)	(3,695,116)
Income tax benefit			1,521,441
Equity in earnings (losses) of subsidiaries	(250,794,272)	(228,725,418)	2,506,639
Net income (loss) attributed to ReneSola Ltd.	$ (258,915,539)	$ (242,515,539)	$ 332,964